OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2018
Other Receivables Tables Abstract
Schedule of other receivables
	December 31,
	2017	2018	2018
	CNY	CNY	US$

Withholding social insurance	6	6	1
Advance to a third party	493	—	—
Input VAT	597	597	86
Staff advances	—	13	2
Deposit	21	20	3
Receivables in relation to the disposal of Double Grow (a)	9,377	—	—
	10,494	636	92

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(a)

The amount represented receivables due from Shanghai Kangzheng Investment Management Co., Ltd. amounting to CNY9.38 million in relation to the disposal of Double Grow on December 29, 2017 as disclosed in Note 3, and the amount was received on January 26, 2019.